FORWARD FUNDS

Supplement dated October 1, 2013

to the

Investor Class and Institutional Class Prospectus (“No-Load Prospectus”) and

Class A, Class B, Class C and Advisor Class Prospectus (“Load Prospectus”) for the

Forward Dynamic Income Fund and Forward Select Income Opportunity Fund

each dated July 31, 2013

IMPORTANT NOTICE REGARDING THE FORWARD SELECT INCOME OPPORTUNITY FUND

Effective immediately, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Forward Select Income Opportunity Fund (the “Fund”) in the No-Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses(1)	1.11%	1.01%
Interest Expense on Borrowing(1)	0.07%	0.07%
Interest Expense on Short Sales(1)	0.01%	0.01%
Total Other Expenses	1.19%	1.09%
Acquired Fund Fees and Expenses(1)(2)	0.53%	0.53%
Total Annual Fund Operating Expenses	2.97%	2.62%
Fee Waiver and/or Expense Reimbursement(3)	–0.78%	–0.78%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.19%	1.84%

(1)	Other Expenses, Interest Expense on Borrowing, Interest Expense on Short Sales and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund may invest a portion of its assets in a wholly-owned Cayman subsidiary. Acquired Fund Fees and Expenses include the expenses (other than the management fee) borne by the Fund as the sole shareholder of the Subsidiary (as defined below), including administrative and custody fees. The Subsidiary has entered into a separate advisory agreement with Forward Management, LLC (“Forward Management”) for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the Subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the Subsidiary is in place.

(3)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, expenses of the Subsidiary, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.58% and 1.23%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$222	$187
3 Years	$844	$739

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The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund in the Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class
Management Fee	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Other Expenses(1)	1.16%	1.21%	1.06%
Interest Expense on Borrowing(1)	0.07%	0.07%	0.07%
Interest Expense on Short Sales(1)	0.01%	0.01%	0.01%
Total Other Expenses	1.24%	1.29%	1.14%
Acquired Fund Fees and Expenses(1)(2)	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses	3.12%	3.57%	2.67%
Fee Waiver and/or Expense Reimbursement(3)	–0.78%	–0.78%	–0.78%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.34%	2.79%	1.89%

(1)	Other Expenses, Interest Expense on Borrowing, Interest Expense on Short Sales and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund may invest a portion of its assets in a wholly-owned Cayman subsidiary. Acquired Fund Fees and Expenses include the expenses (other than the management fee) borne by the Fund as the sole shareholder of the Subsidiary (as defined below), including administrative and custody fees. The Subsidiary has entered into a separate advisory agreement with Forward Management, LLC (“Forward Management”) for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the Subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the Subsidiary is in place.

(3)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, expenses of the Subsidiary, and extraordinary expenses) for Class A, Class C and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.73%, 2.18% and 1.28%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Advisor Class
1 Year	$798	$382	$192
3 Years	$1,412	$1,021	$754

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Advisor Class
1 Year	$798	$282	$192
3 Years	$1,412	$1,021	$754

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The fifth paragraph under the heading “Principal Investment Strategies” in the Fund’s “Fund Summary” section in the No-Load Prospectus and Load Prospectus is replaced in its entirety to read as follows:

The Fund may invest directly or indirectly in restricted securities or securities that are deemed to not be readily marketable. The Fund’s investments in these securities may include equity or fixed income securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC, including offerings outside the United States.

The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities. The Fund may also engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing put options or selling securities short.

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